Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, net
Depreciation is computed using the straight-line method over estimated useful lives, as follows:

	Estimated Useful Life	Residual Value
Modular space units	10 - 30 years	20 - 55%
Portable storage units	7 - 30 years	20 - 55%
VAPS and other related rental equipment	1 - 10 years	0%
Depreciation is computed using the straight-line method over estimated useful lives as follows:

Estimated Useful Life
Buildings and leasehold improvements	10 - 40 years
Vehicles, machinery, and equipment	3 - 30 years
Furniture and fixtures	3 - 10 years
Software	3 - 10 years
Rental equipment, net at December 31 consisted of the following:

(in thousands)	2023	2022
Modular space units	$3,541,451	$3,197,779
Portable storage units	1,009,059	849,193
Value added products	204,933	203,444
Total rental equipment	4,755,443	4,250,416
Less: accumulated depreciation	(1,374,128)	(1,173,129)
Rental equipment, net	$3,381,315	$3,077,287
Property, plant and equipment, net at December 31 consisted of the following:

(in thousands)	2023	2022
Land, buildings, and leasehold improvements	$178,117	$174,322
Vehicles and equipment	233,793	167,337
Office furniture, fixtures and software	109,460	106,747
Total property, plant and equipment	521,370	448,406
Less: accumulated depreciation	(180,483)	(143,747)
Property, plant and equipment, net	$340,887	$304,659